Acquisitions - Schedule of Unaudited Pro Forma Information Below Presents the Consolidated Results Operations (Details) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	May 31, 2019	May 31, 2018
The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Total Revenue		$ 16,000	$ 53,932
Net Loss		$ (3,180,000)	$ (3,767,067)	$ (210,657)
Basic Net Loss Per Share		$ (1.35)	$ (1.06)	$ 0.00
PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Total Revenue	$ 437,000	$ 350,000
Net Loss	$ (890,000)	$ (3,017,000)
Basic Net Loss Per Share	$ (0.12)	$ (1.28)